UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 46,175	$ 108,783
Cost of revenues	(199,829)	(294,595)
Gross loss	(153,654)	(185,812)
Operating Expenses
Selling and marketing expenses	(90,755)	(199,025)
General and administrative expenses	(1,959,187)	(1,049,728)
Reversal of provision for expected credit losses, net	727,560	797,760
Total Operating Expenses	(1,322,382)	(450,993)
Loss from Operations	(1,476,036)	(636,805)
Other Income (Expenses)
Interest expense, net	(31,448)	(2,023)
Changes in fair value of warrant liabilities		830
Changes in fair value of short-term investments	201,733	542,128
Subsidy income	1,891	3,038
Other income, net	(436,558)	88,753
Total Other (Expenses) Income, Net	(264,382)	632,726
Loss Before Income Taxes	(1,740,418)	(4,079)
Net Loss	(1,740,418)	(4,079)
Other Comprehensive Loss
Foreign currency translation adjustment	(930,102)	(2,147,417)
Comprehensive Loss	$ (2,670,520)	$ (2,151,496)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	1,534,487	1,534,487
Weighted average number of ordinary share outstanding, Diluted	1,534,487	1,534,487
Loss per share
Loss per share, Basic	$ (1.13)	$ 0.00
Loss per share, Diluted	$ (1.13)	$ 0.00